Segment Reporting (Details) - Schedule of operating segments gross margins - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Wholesale [Member]
Segment Reporting (Details) - Schedule of operating segments gross margins [Line Items]
Sales to external customers	$ 4,593,325	$ 8,366,144	$ 10,308,309
Segment revenue	4,593,325	8,366,144	10,308,309
Segment gross margins/(loss)	680,241	2,053,266	3,268,945
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the year
Retail [Member]
Segment Reporting (Details) - Schedule of operating segments gross margins [Line Items]
Sales to external customers	367,367	446,834	571,403
Segment revenue	367,367	446,834	571,403
Segment gross margins/(loss)	74,701	175,632	319,706
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the year
Subcontracting [Member]
Segment Reporting (Details) - Schedule of operating segments gross margins [Line Items]
Sales to external customers		727,797	5,585,850
Segment revenue		727,797	5,585,850
Segment gross margins/(loss)		102,955	2,162,393
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the year
Travel service [Member]
Segment Reporting (Details) - Schedule of operating segments gross margins [Line Items]
Sales to external customers	51,818,166	991,929
Segment revenue	51,818,166	991,929
Segment gross margins/(loss)	541,889	96,577
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the year
Cross-board business [Member]
Segment Reporting (Details) - Schedule of operating segments gross margins [Line Items]
Sales to external customers	2,222,782	343,445
Segment revenue	2,222,782	343,445
Segment gross margins/(loss)	305,822	69,988
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the year
Consolidated [Member]
Segment Reporting (Details) - Schedule of operating segments gross margins [Line Items]
Sales to external customers	59,001,641	10,876,149	16,465,562
Segment revenue	59,001,641	10,876,149	16,465,562
Segment gross margins/(loss)	1,579,827	2,498,418	5,751,043
Reconciling items	(21,326,211)	(9,722,659)	(5,412,858)
Profit/(loss) before tax	(19,746,384)	(7,224,241)	338,185
Income tax income/(expense)	(17,469,099)	1,556,824	(442,590)
Profit/(loss) for the year	$ (37,215,483)	$ (5,667,417)	$ (104,405)